Definition of Terms in Fund Name	Jul. 21, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust focuses on companies that have paid or increased their dividends over the last ten years and have market capitalizations that are greater than $1 billion as of the date the portfolio was selected.

The starting universe of securities which are eligible for inclusion in the portfolio are selected based on a proprietary rules-based model. The final portfolio is selected from this universe by a value-oriented portfolio management team from Confluence Investment Management LLC (“Confluence”).

The companies selected for the portfolio have a tendency to be:

•	Established companies that can generate free cash flow;
•	Companies that have management teams committed to growing their dividends.

You should be aware that there is no guarantee that the issuers of the securities included in the portfolio will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The securities included in the Trust are selected by Confluence using a comprehensive evaluation process. This process draws upon their extensive experience of investing, on behalf of their clients, in a wide range of investments during various market cycles in their attempt to provide attractive risk-adjusted returns to their clients.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.